Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash generated from operating activities:
Profit for the year	₩ 375,084	₩ 1,387,095	₩ 1,145,937
Adjustments for income and expenses	4,436,619	4,313,213	4,546,338
Changes in assets and liabilities related to operating activities	(144,208)	(108,813)	(274,163)
Sub-total	4,667,495	5,591,495	5,418,112
Interest received	52,646	74,787	60,134
Dividends received	75,537	43,536	50,899
Interest paid	(371,502)	(356,081)	(341,488)
Income tax paid	(500,329)	(266,452)	(240,452)
Net cash provided by operating activities	3,923,847	5,087,285	4,947,205
Cash inflows from investing activities:
Decrease in short-term financial instruments, net	127,141
Collection of short-term loans	100,801	131,823	136,242
Proceeds from disposals of long-term investment securities	702,184	51,741	100,817
Proceeds from disposals of investments in associates and joint ventures	31,540	77,974	4,950
Proceeds from disposals of assets held for sale	25,944	13,031	1,353
Proceeds from disposals of property and equipment	240,487	47,078	12,900
Proceeds from disposals of intangible assets	10,137	32,685	4,428
Collection of long-term loans	2,915	1,680	1,547
Decrease in deposits	11,317	5,758	5,922
Proceeds from settlement of derivatives	5,047	492	1,452
Proceeds from disposals of subsidiaries, net of cash transferred	51,086
Proceeds from disposals of short term investment securities	75,664
Government grants received			2,967
Sub-total	1,384,263	362,262	272,578
Cash outflows for investing activities:
Increase in short-term financial instruments, net		(26,581)	(51,421)
Increase in short-term loans	(98,284)	(110,810)	(130,041)
Increase in long-term loans	(13,264)	(14,118)	(11,602)
Acquisitions of long-term investment securities	(39,538)	(222,568)	(324,997)
Cash outflows from settlement of derivatives		(112,903)
Acquisitions of investments in associates and joint ventures	(11,672)	(8,014)	(17,656)
Acquisitions of property and equipment	(2,206,567)	(2,487,360)	(2,973,882)
Acquisitions of intangible assets	(116,685)	(71,856)	(106,761)
Increase in deposits	(18,518)	(15,525)	(6,848)
Cash decrease due to changes in consolidation scope		(4,354)	(2,275)
Cash outflow from acquisitions of business	(506,844)
Acquisitions of short-term investment securities	(110,000)
Sub-total	(3,121,372)	(3,074,089)	(3,625,483)
Net cash used in investing activities	(1,737,109)	(2,711,827)	(3,352,905)
Cash inflows from financing activities:
Proceeds from short-term borrowings, net	30,000	100,000
Proceeds from issuance of debentures	1,875,300	1,236,475	1,785,108
Proceeds from long-term borrowings	300,000	200,000	49,950
Proceeds from issuance of hybrid bonds			398,509
Cash inflows from settlement of derivatives	52,859		183,090
Transactions with non-controlling shareholders	92	15,717	160
Sub-total	2,258,251	1,552,192	2,416,817
Cash outflows for financing activities:
Repayments of short-term borrowings, net			(142,998)
Repayments of long-term payables – other	(369,150)	(369,150)	(400,245)
Repayments of debentures	(2,121,501)	(1,235,750)	(1,869,190)
Repayments of long-term borrowings	(312,500)	(402,500)	(125,000)
Redemption of hybrid bonds			(400,000)
Payments of dividends	(628,359)	(804,317)	(773,806)
Payments of interest on hybrid bonds	(19,800)	(19,800)	(17,283)
Repayments of lease liabilities	(372,834)	(381,347)	(402,465)
Acquisition of treasury shares		(15,788)	(285,487)
Transactions with non-controlling shareholders		(133,393)	(21,333)
Cash outflow from transactions with the non- controlling shareholders	(1,145,870)	(133,393)
Sub-total	(4,970,014)	(3,362,045)	(4,437,807)
Net cash used in financing activities	(2,711,763)	(1,809,853)	(2,020,990)
Net increase (decrease) in cash and cash equivalents	(525,025)	565,605	(426,690)
Cash and cash equivalents at beginning of the year	2,023,721	1,454,978	1,882,291
Effects of exchange rate changes on cash and cash equivalents	(4,088)	26,124	(623)
Cash and cash equivalents included in assets held for sale	(4,584)	(22,986)
Cash and cash equivalents at end of the year	₩ 1,490,024	₩ 2,023,721	₩ 1,454,978